Cash and stock-based compensation plans (Details 7) (Indexed Stock Option Plan [Member], USD $)	12 Months Ended
Dec. 31, 2012
Indexed Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	325,936
Forfeited Options	0
Expired Options	(3,542)
Exercised Options	(322,394)
Options Outstanding	0
Outstanding weighted average exercise price	$ 12.86
Forfeited Weighted average exercise price	$ 0
Expired Weighted average exercise price	$ 14.48
Exercised Weighted average exercise price	$ 16.41